Income taxes	12 Months Ended
Dec. 31, 2018
Income Taxes [Abstract]
Income taxes
Income taxes:

(a)	Current tax expense:
The components of income tax benefit (expense) included in the determination of the profit (loss) from continuing operations comprise of:

	2018	2017
Current tax expense
Current period income tax	$51	$34
Withholding tax	319	1,537
Total current tax expense	$370	$1,571
Deferred tax expense
Origination and reversal of temporary differences	$1,834	$(13,227)
Adjustments for prior periods	(1,138)	(1,922)
Change in unrecognized deductible temporary differences	(696)	15,149
Total deferred tax expense	$—	$—

Total income tax expense	$370	$1,571

The Corporation’s effective income tax rate differs from the combined Canadian federal and provincial statutory income tax rate for companies. The principal factors causing the difference are as follows:

	2018	2017
Net loss before income taxes	$(26,953)	$(6,477)
Expected tax recovery at 27.00% (2017 – 26.00%)	$(7,277)	$(1,684)
Increase (reduction) in income taxes resulting from:
Non-deductible expenses	1,009	362
Investment tax credits earned	(2,439)	(1,300)
Foreign tax rate differences	227	(1,341)
Change in unrecognized deductible temporary differences	8,531	3,997
Other	319	1,537
Income taxes	$370	$1,571

(b)	Unrecognized deferred tax liabilities:
At December 31, 2018, the Corporation did not have any deferred tax liabilities resulting from taxable temporary differences related to unremitted earnings of controlled subsidiaries.

(c)	Unrecognized deferred tax asset:
At December 31, 2018, the Corporation did not recognize any deferred tax assets resulting from the following deductible temporary differences for financial statement and income tax purposes.

	2018	2017
Scientific research expenditures	$83,661	$81,459
Accrued warranty provision	15,892	14,209
Share issuance costs	668	982
Losses from operations carried forward	107,339	110,851
Investment tax credits	30,231	29,473
Property, plant and equipment and intangible assets	168,311	173,928
	$406,102	$410,902

29.	Income taxes (cont'd):

(c)	Unrecognized deferred tax asset (cont'd):
Deferred tax assets have not been recognized in respect of these deductible temporary differences because it is not currently probable that future taxable profit will be available against which the Corporation can utilize the benefits.
The Corporation has available to carry forward the following as at December 31:

	2018	2017
Canadian scientific research expenditures	$83,661	$81,459
Canadian losses from operations	33,801	38,840
Canadian investment tax credits	30,231	29,473
German losses from operations for corporate tax purposes	553	624
U.S. federal losses from operations	45,140	43,074
Denmark losses from operations	25,757	27,068
Hong Kong losses from operations	24	6

The Canadian scientific research expenditures may be carried forward indefinitely. The Canadian losses from operations may be used to offset future Canadian taxable income and expire over the period from 2030 to 2038.
The German, Hong Kong and Denmark losses from operations may be used to offset future taxable income in Germany, Hong Kong and Denmark for corporate tax and trade tax purposes and may be carried forward indefinitely.
The U.S. federal losses from operations incurred prior to January 1, 2018 may be used to offset future U.S. taxable income and expire over the period from 2021 to 2037 and may be carried forward indefinitely for losses incurred after January 1, 2018.
The Canadian investment tax credits may be used to offset future Canadian income taxes otherwise payable and expire over the period from 2020 to 2038.